Goodwill (Details) - Goodwill	Dec. 31, 2023 € / $
Assumptions
Average inflation rate	1.00%
Pre-tax discount rate	10.20%
Annual growth rate	1.00%
Foreign exchange rate (EUR/USD)	1.09